Restatement of Previously Issued Financial Statements - Schedule of statements of operations (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Statement of Operations
Net loss	$ (1,045)	$ 4,323,720	$ (12,048,007)	$ 1,463,215			$ (6,261,072)
Common Class A [Member]
Statement of Operations
Weighted-average shares outstanding of Class A common stock		25,300,000					25,300,000
Basic and diluted net income per common stock,common stock		$ 0.14					$ (0.20)
Common Class B [Member]
Statement of Operations
Weighted-average shares outstanding of Class A common stock	5,500,000	6,325,000					6,325,000
Basic and diluted net income per common stock,common stock		$ 0.14					$ (0.20)
LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Operations
Net loss					$ (3,719,296)
LIVE OAK ACQUISITION CORP. I I [Member] | Common Class A [Member]
Statement of Operations
Weighted-average shares outstanding of Class A common stock					4,276,056
Basic and diluted net income per common stock,common stock					$ (0.37)
LIVE OAK ACQUISITION CORP. I I [Member] | Common Class B [Member]
Statement of Operations
Weighted-average shares outstanding of Class A common stock					5,645,246
Basic and diluted net income per common stock,common stock					$ (0.37)
As Previously Reported | Common Class A [Member]
Statement of Operations
Basic and diluted weighted average shares outstanding,common stock			25,300,000	25,300,000		25,300,000
Basic and diluted net income per common stock,common stock			$ 0	$ 0		$ 0
As Previously Reported | Common Class B [Member]
Statement of Operations
Basic and diluted weighted average shares outstanding,common stock			6,325,000	6,325,000		6,325,000
Basic and diluted net income per common stock,common stock			$ (1.90)	$ 0.23		$ (1.67)
As Previously Reported | LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Operations
Net loss					$ (3,719,296)
As Previously Reported | LIVE OAK ACQUISITION CORP. I I [Member] | Common Class A [Member]
Statement of Operations
Weighted-average shares outstanding of Class A common stock					25,300,000
Basic and diluted net income per common stock,common stock					$ 0
As Previously Reported | LIVE OAK ACQUISITION CORP. I I [Member] | Common Class B [Member]
Statement of Operations
Basic and Diluted net loss per share, Class B non-redeemable common stock					(0.66)
Basic and diluted weighted average shares outstanding,common stock					5,645,246
Restatement Adjustment | Common Class A [Member]
Statement of Operations
Basic and diluted weighted average shares outstanding,common stock			0	0		0
Basic and diluted net income per common stock,common stock			$ (0.38)	$ 0.05		$ (0.33)
Restatement Adjustment | Common Class B [Member]
Statement of Operations
Basic and diluted weighted average shares outstanding,common stock			0	0		0
Basic and diluted net income per common stock,common stock			$ 1.52	$ (0.18)		$ 1.34
Restatement Adjustment | LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Operations
Net loss					$ 0
Restatement Adjustment | LIVE OAK ACQUISITION CORP. I I [Member] | Common Class A [Member]
Statement of Operations
Weighted-average shares outstanding of Class A common stock					(21,023,944)
Basic and diluted net income per common stock,common stock					$ (0.37)
Restatement Adjustment | LIVE OAK ACQUISITION CORP. I I [Member] | Common Class B [Member]
Statement of Operations
Basic and Diluted net loss per share, Class B non-redeemable common stock					0.29
Basic and diluted weighted average shares outstanding,common stock					0
As Restated | Common Class A [Member]
Statement of Operations
Basic and diluted weighted average shares outstanding,common stock			25,300,000	25,300,000		25,300,000
Basic and diluted net income per common stock,common stock			$ (0.38)	$ 0.05		$ (0.33)
As Restated | Common Class B [Member]
Statement of Operations
Basic and diluted weighted average shares outstanding,common stock			6,325,000	6,325,000		6,325,000
Basic and diluted net income per common stock,common stock			$ (0.38)	$ 0.05		$ (0.33)
As Restated | LIVE OAK ACQUISITION CORP. I I [Member]
Statement of Operations
Net loss					$ (3,719,296)
As Restated | LIVE OAK ACQUISITION CORP. I I [Member] | Common Class A [Member]
Statement of Operations
Weighted-average shares outstanding of Class A common stock					4,276,056
Basic and diluted net income per common stock,common stock					$ (0.37)
As Restated | LIVE OAK ACQUISITION CORP. I I [Member] | Common Class B [Member]
Statement of Operations
Basic and Diluted net loss per share, Class B non-redeemable common stock					(0.37)
Basic and diluted weighted average shares outstanding,common stock					5,645,246